SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The combination of Company and the Former Golden Ocean will be accounted for as a business combination using the acquisition method of accounting under the provisions of Accounting Standards Codification ("ASC") 805, "Business Combinations" ("ASC 805"), with the Company selected as the accounting acquirer under this guidance.

Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC met the criteria for held for sale at December 31, 2012. The remaining VLCC was sold during 2013.

Reporting and functional currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from voyage charters, time charter and bareboat charter hires. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognized as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, the Company recognizes revenue for the applicable period based on the actual index for that period.We use a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby we recognize revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, we did not recognize revenue if a charter was not contractually committed to by a customer and us, even if the vessel discharged its cargo and was sailing to the anticipated load port on its next voyage.

Demurrage is a form of damages for breaching the period allowed to load and unload cargo in a voyage charter, or the laytime, and is recognized as income according to the terms of the voyage charter contract when the charterer remains in possession of the vessel after the agreed laytime.

Claims for unpaid charter hire and damages for early termination of time charters are recorded upon receipt of cash when collectability is not reasonably assured. Such amounts related to services previously rendered are recorded as time charter revenue. Amounts in excess of services previously rendered are classified as other operating income.

Losses from uncollectible receivables
Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. Management makes a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivable.

Leases
The charters for the Company's vessels are classified as operating leases for all periods presented.

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash is the minimum balance that must be maintained at all times in accordance with our loan agreements with Nordea Bank Norge ASA.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged to administrative expenses.

Inventories
Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

On January 1, 2014, the Company effected a change in estimate related to the estimated scrap rate for its four Capesize vessels. The scrap rate was amended from an average of $281 per lightweight ton to $361 per lightweight ton. The resulting change in salvage value has been applied prospectively and reduced deprecation by approximately $0.3 million for the year ended December 31, 2014. This change also resulted in an increase in net income of approximately $0.3 million for the year ended December 31, 2014. This change did not have an impact on basic and diluted earnings per share.

Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

(Loss) earnings per share
(Loss) earnings per share is based on the net (loss) income and the weighted average number of common shares outstanding for the period presented. Diluted (loss) earnings per share is based on net (loss) income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Impairment of long-lived assets
The carrying values of long-lived assets that are held and used by the Company and newbuildings under development are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings, and eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Fair value is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Stock-based compensation
Up to December 31, 2012, the Company accounted for the restricted stock units ("RSUs") issued to the directors as equity classified awards and amortized the fair value of the RSUs over the vesting period. The Company changed this method of accounting during 2013 due to actual settlements in cash of vested RSUs to date and now accounts for 50% of the RSUs issued to the directors as equity classified and a liability classification for the remaining 50% of the RSUs granted to the directors. This change did not have a significant impact on the results for the year ended December 31, 2013. The Company accounts for the RSUs issued to the management companies as liability classified awards. The RSU expense has been recognized in the consolidated statement of operations based on the straight-line method.

The fair value of an equity instrument issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. The Company has obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

Merger-related costs
The Company accounts for merger-related costs as expenses in the periods in which the costs are incurred and the services are received.

Other comprehensive income
The Company has no other comprehensive income.